RESTATEMENTS OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS [Abstract]
Accounting for Warrants
The impact of the revision on the Company’s financial statements is reflected in the following table.
	As Previously Reported	Adjustment	As Restated
Balance Sheet as of September 30, 2020 (unaudited)
Class A common stock subject to possible redemption	$113,348,455	$ 18,901,545	$132,250,000
Class A common stock	$ 189	$ (189)	$ —
Additional paid-in capital	$ 5,414,035	$ (5,414,035)	$ —
Accumulated deficit	$ (414,554)	$ (13,487,321)	$(13,901,875)
Total Stockholders’ Equity (Deficit)	$ 5,000,001	$ (18,901,545)	$(13,901,544)
Number of Class A common stock subject to possible redemption	11,334,808	1,890,192	13,225,000
	As Previously Reported	Adjustment	As Restated
Balance Sheet as of March 31, 2021 (unaudited)
Class A common stock subject to possible redemption	$111,657,920	$ 20,592,080	$132,250,000
Class A common stock	$ 206	$ (206)	$ —
Additional paid-in capital	$ 7,104,553	$ (7,104,553)	$ —
Accumulated deficit	$ (2,105,081)	$(13,487,321)	$(15,592,402)
Total Stockholders’ Equity (Deficit)	$ 5,000,009	$(20,592,080)	$(15,592,071)
Number of Class A common stock subject to possible redemption	11,165,366	2,059,634	13,225,000

Balance Sheet as of June 30, 2021 (unaudited)
Class A common stock subject to possible redemption	$109,288,323	$ 22,961,677	$132,250,000
Class A common stock	$ 230	$ (230)	$ —
Additional paid-in capital	$ 9,474,126	$ (9,474,126)	$ —
Accumulated deficit	$ (4,474,677)	$(13,487,321)	$(17,961,998)
Total Stockholders’ Equity (Deficit)	$ 5,000,010	$(22,961,677)	$(17,961,667)
Number of Class A common stock subject to possible redemption	10,928,252	2,296,748	13,225,000

Statement of Operations for the Period From July 14, 2020 (inception) through September 30, 2020 (unaudited)
Basic and diluted weighted average shares outstanding, Class A common stock	11,334,984	(9,978,574)	1,356,410
Basic and diluted net loss per share, Class A common stock	$ —	(0.10)	$ (0.10)
Basic and diluted weighted average shares outstanding, Class B common stock	2,684,663	234,568	2,919,231
Basic and diluted net loss per share, Class B common stock	$ (0.31)	$ 0.21	$ (0.10)

	As Previously Reported	Adjustment	As Restated
Statement of Operations for the Three Months ended March 31, 2021 (unaudited)
Basic and diluted weighted average shares outstanding, Class A common stock	10,919,966	2,305,034	13,225,000
Basic and diluted net loss per share, Class A common stock	$ —	0.15	$ 0.15
Basic and diluted weighted average shares outstanding, Class B common stock	5,611,284	(2,305,034)	3,306,250
Basic and diluted net loss per share, Class B common stock	$ 0.44	$ (0.29)	$ 0.15

Statement of Operations for the Three Months ended June 30, 2021 (unaudited)
Basic and diluted weighted average shares outstanding, Class A common stock	11,165,366	2,059,634	13,225,000
Basic and diluted net loss per share, Class A common stock	$ —	(0.14)	$ (0.14)
Basic and diluted weighted average shares outstanding, Class B common stock	5,365,884	(2,059,634)	3,306,250
Basic and diluted net loss per share, Class B common stock	$ (0.44)	$ 0.30	$ (0.14)

Statement of Operations for the Six Months ended June 30, 2021 (unaudited)
Basic and diluted weighted average shares outstanding, Class A common stock	11,043,344	2,181,656	13,225,000
Basic and diluted net loss per share, Class A common stock	$ —	0.01	$ 0.01
Basic and diluted weighted average shares outstanding, Class B common stock	5,487,906	(2,181,656)	3,306,250
Basic and diluted net loss per share, Class B common stock	$ 0.02	$ (0.01)	$ 0.01

Statement of Cash Flows for the Period From July 14, 2020 (inception) through September 30, 2020 (unaudited)
Supplemental non-cash disclosure: Initial classification of common stock subject to possible redemption	$113,349,840	$(113,349,840)	$ —
Supplemental non-cash disclosure: Change in value of common stock subject to possible redemption	$ (1,385)	$ 1,385	$ —
Supplemental non-cash disclosure: Measurement adjustment of Class A common stock subject to redemption amount	$ —	$(13,511,990)	$(13,511,990)
	As Previously Reported	Adjustment	As Restated
Statement of Cash Flows for the three months ended March 31, 2021 (unaudited)
Supplemental non-cash disclosure: Change in value of common stock subject to possible redemption	$ 2,458,260	$ (2,458,260)	$ —

Statement of Cash Flows for the six months ended June 30, 2021 (unaudited)
Supplemental non-cash disclosure: Change in value of common stock subject to possible redemption	$ 88,663	$ (88,663)	$ —

Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Period Ended September 30, 2020 (unaudited)
Sale of 13,225,000 Units, net of underwriter discounts and offering expenses	$ 118,738,010	$(118,738,010)	$ —
Class A Common Stock subject to possible redemption	$(113,348,455)	$ 113,348,455	$ —
Accretion for Class A Common Stock to redemption amount	$ —	$ (13,511,990)	$(13,511,990)

Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Three Months Ended March 31, 2021 (unaudited)
Class A Common Stock subject to possible redemption	$ (2,458,260)	$ 2,458,260	$ —

Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Three Months Ended June 30, 2021 (unaudited)
Class A Common Stock subject to possible redemption	$ 2,369,597	$ (2,369,597)	$ —

The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash flows or cash.
	As Previously Reported	Adjustments	As Adjusted – Restatement No. 1
Balance sheet as of September 22, 2020 (unaudited)
Total Liabilities	$ 4,848,750	$ 10,682,000	$ 15,530,750
Class A Common Stock Subject to Possible Redemption	124,031,840	(10,682,000)	113,349,840
Class A Common Stock	82	107	189
Additional Paid-in Capital	5,001,945	410,705	5,412,650
Accumulated Deficit	(2,352)	(410,812)	(413,164)
Total Stockholder’s Equity	5,000,006	—	5,000,006
Number of Class A common stock subject to redemption	12,403,184	(1,068,200)	11,334,984

Condensed Balance sheet as of September 30, 2020 (unaudited)
Total Liabilities	$ 4,628,750	$ 10,668,000	$ 15,296,750
Class A Common Stock Subject to Possible Redemption	124,016,455	(10,668,000)	113,348,455
Class A Common Stock	82	107	189
Additional Paid-in Capital	5,017,330	396,705	5,414,035
Accumulated Deficit	(17,742)	(396,812)	(414,554)
Total Stockholder’s Equity	5,000,001	—	5,000,001
Number of Class A common stock subject to redemption	12,401,604	(1,066,796)	11,334,808

	As Previously Reported	Adjustments	As Adjusted – Restatement No. 1
Balance sheet as of December 31, 2020 (audited)
Total Liabilities	$ 4,753,015	$ 14,600,000	$ 19,353,015
Class A Common Stock Subject to Possible Redemption	123,799,660	(14,600,000)	109,199,660
Class A Common Stock	85	146	231
Additional Paid-in Capital	5,234,122	4,328,666	9,562,788
Accumulated Deficit	(234,537)	(4,328,812)	(4,563,349)
Total Stockholder’s Equity	5,000,001	—	5,000,001
Number of Class A common stock subject to redemption	12,379,966	(1,460,000)	10,919,966

Condensed Statement of Operations for the Period From July 14, 2020 (inception) through September 30, 2020 (unaudited)
Net loss	$ (17,742)	$ (396,812)	$ (414,554)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	0.00	11,334,984	11,334,984
Basic and diluted net earnings per share, common stock subject to possible redemption	0.00	—	0.00
Weighted average non-redeemable common stock outstanding, basic and diluted	3,003,520	(318,857)	2,684,663
Basic and diluted net loss per non-redeemable common stock	(0.01)	(0.30)	(0.31)

Statement of Operations for the Period From July 14, 2020 (inception) through December 31, 2020 (audited)
Net loss	$ (234,537)	$ (4,328,812)	$ (4,563,349)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	12,401,730	(1,066,908)	11,334,822
Basic and diluted net earnings per share, common stock subject to possible redemption	0.00	—	0.00
Weighted average non-redeemable common stock outstanding, basic and diluted	3,612,953	627,593	4,240,546
Basic and diluted net loss per non-redeemable common stock	(0.06)	(1.02)	(1.08)

Condensed Statement of Cash Flows for the Period From July 14, 2020 (inception) through September 30, 2020 (unaudited)
Net loss	$ (17,742)	$ (396,812)	$ (414,554)
Change in fair value of warrant liabilities	—	(14,000)	(14,000)
Allocation of initial public offering costs	—	355,812	355,812
Other offering expense related to warrant liabilities	—	55,000	55,000

Statement of Cash Flow for the Year ended December 31, 2020 (audited)
Net loss	$ (234,537)	$ (4,328,812)	$ (4,563,349)
Change in fair value of warrant liabilities	—	3,918,000	3,918,000
Allocation of initial public offering costs	—	355,812	355,812
Other offering expense related to warrant liabilities	—	55,000	55,000
	As Previously Reported	Adjustments	As Adjusted – Restatement No. 1
Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Period Ended September 30, 2020 (unaudited)
Sale of 13,225,000 Units, net of underwriting discounts and other offering costs	$ 124,864,198	$ (6,126,188)	$ 118,738,010
Class A Common Stock subject to possible redemption	$(124,016,455)	$10,668,000	$(113,348,455)
Sale of 4,145,000 Private Placement Warrants	$ 4,145,000	$ (4,145,000)	$ —

Statement of Changes in Stockholders’ Equity (Deficit) for the Period Ended December 31, 2020 (audited)
Sale of 13,225,000 Units, net of paid and deferred underwriting discounts	$ 124,864,198	$(6,126,188)	$ 118,738,010
Class A Common Stock subject to possible redemption	$(123,799,660)	$14,600,000	$(109,199,660)
Sale of 4,145,000 Private Placement Warrants	$ 4,145,000	$ (4,145,000)	$ —
The impact of the restatement on the Company’s financial statements is reflected in the following table.
	As Previously Reported per Restatement No.1	Adjustment	As Adjusted – Restatement No.2
Balance Sheet as of September 22, 2020 (unaudited)
Class A common stock subject to possible redemption	$113,349,840	$ 18,900,160	$132,250,000
Class A common stock	$ 189	$ (189)	$ —
Additional paid-in capital	$ 5,412,650	$ (5,412,650)	$ —
Accumulated deficit	$ (413,164)	$(13,487,321)	$(13,900,485)
Total Stockholders’ Equity (Deficit)	$ 5,000,006	$(18,900,160)	$(13,900,154)
Number of Class A common stock subject to possible redemption	11,334,984	1,890,160	13,225,000
	As Previously Reported per Restatement No.1		Adjustment	As Adjusted – Restatement No.2

Condensed Balance Sheet as of September 30, 2020 (unaudited)
Class A common stock subject to possible redemption	$113,348,455		$ 18,901,545	$132,250,000
Class A common stock	$ 189		$ (189)	$ —
Additional paid-in capital	$ 5,414,035		$ (5,414,035)	$ —
Accumulated deficit	$ (414,554)		$ (13,487,321)	$ (13,901,875)
Total Stockholders’ Equity (Deficit)	$ 5,000,001		$ (18,901,545)	$ (13,901,544)
Number of Class A common stock subject to possible redemption	11,334,808		1,890,192	13,225,000

Balance Sheet as of December 31, 2020 (audited)
Class A common stock subject to possible redemption	$109,199,660		$ 23,050,340	$132,250,000
Class A common stock	$ 231		$ (231)	$ —
Additional paid-in capital	$ 9,562,788		$ (9,562,788)	$ —
Accumulated deficit	$ (4,563,349)		$ (13,487,321)	$ (18,050,670)
Total Stockholders’ Equity (Deficit)	$ 5,000,001		$ (23,050,340)	$ (18,050,339)
Number of Class A common stock subject to possible redemption	10,919,966		2,305,034	13,225,000

Condensed Statement of Operations for the Period From July 14, 2020 (inception) through September 30, 2020 (unaudited)
Basic and diluted weighted average shares outstanding, Class A common stock	11,334,984		(9,978,574)	1,356,410
Basic and diluted net loss per share, Class A common stock	$ —		(0.10)	$ (0.10)
Basic and diluted weighted average shares outstanding, Class B common stock	2,684,663		234,568	2,919,231
Basic and diluted net loss per share, Class B common stock	$ (0.31)		$ 0.21	$ (0.10)

Statement of Operations for the Period From July 14, 2020 (inception) through December 31, 2020 (audited)
Basic and diluted weighted average shares outstanding, Class A common stock	11,334,822		(3,555,410)	7,779,412
Basic and diluted net loss per share, Class A common stock	$ —		(0.42)	$ (0.42)
Basic and diluted weighted average shares outstanding, Class B common stock	4,240,546		(1,111,870)	3,128,676
Basic and diluted net loss per share, Class B common stock	$ (1.08)	$$	0.66	$ (0.42)

Condensed Statement of Cash Flows for the Period From July 14, 2020 (inception) through September 30, 2020 (unaudited)
Supplemental non-cash disclosure: Initial classification of common stock subject to possible redemption	$113,349,840		$(113,349,840)	$ —
Supplemental non-cash disclosure: Change in value of common stock subject to possible redemption	$ (1,385)		$ 1,385	$ —
Supplemental non-cash disclosure: Measurement adjustment of Class A common stock subject to redemption amount	$ —		$ (13,511,990)	$ (13,511,990)

	As Previously Reported per Restatement No.1	Adjustment	As Adjusted – Restatement No.2
Statement of Cash Flows for the Period From July 14, 2020 (inception) through December 31, 2020
Supplemental non-cash disclosure: Initial classification of common stock subject to possible redemption	$ 113,349,840	$(113,349,840)	$ —
Supplemental non-cash disclosure: Change in value of common stock subject to possible redemption	$ (4,150,180)	$ 4,150,180	$ —
Supplemental non-cash disclosure: Measurement adjustment of Class A common stock subject to redemption amount	$ —	$ (13,511,990)	$(13,511,990)

Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Period Ended September 30, 2020 (unaudited)
Sale of 13,225,000 Units, net of underwriter discounts and offering expenses	$ 118,738,010	$(118,738,010)	$ —
Class A Common Stock subject to possible redemption	$(113,348,455)	$ 113,348,455	$ —
Measurement Adjustment for Class A Common Stock to redemption amount	$ —	$ (13,511,990)	$(13,511,990)

Statement of Changes in Stockholders’ Equity (Deficit) for the Period Ended December 31, 2020 (audited)
Sale of 13,225,000 Units, net of underwriter discounts and offering expenses	$ 118,738,010	$(118,738,010)	$ —
Class A Common Stock subject to possible redemption	$(109,199,660)	$ 109,199,660	$ —
Measurement Adjustment for Class A Common Stock to redemption amount	$ —	$ (13,511,990)	$(13,511,990)